Derivative Liabilities - Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance				$ 58,656
Total gains	(50,652)	(55,036)	(205)	(108,543)
Settlements	(17,406)	(106,514)	(329,267)	(372,119)
Additions recognized as debt discount	64,823	107,000	140,000	100,000
Additions due to tainted warrants	293,528	189,472	189,472	322,006
Ending balance	290,293	134,922
Change in unrealized gain included in earnings relating to derivatives	$ (50,652)	$ (55,036)	$ (205)	$ (108,543)